Regulatory Matters - Summary of Actual Capital Amounts and Ratios of Company and Bank (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Consolidated [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital to risk-weighted assets, Actual Amount	$ 71,815	$ 66,545
Tier 1 capital to risk-weighted assets, Actual Amount	66,203	61,246
Common equity tier 1 capital to risk-weighted assets, Actual Amount	66,203	61,246
Tier 1 capital to average assets, Actual Amount	$ 66,203	$ 61,246
Total capital to risk-weighted assets, Actual Ratio	13.80%	13.70%
Tier 1 capital to risk-weighted assets, Actual Ratio	12.70%	12.60%
Common equity tier 1 capital to risk-weighted assets, Actual Ratio	12.70%	12.60%
Tier 1 capital to average assets, Actual Ratio	9.30%	9.30%
Total capital to risk-weighted assets, Minimum required for capital adequacy purposes Amount	$ 41,693	$ 38,936
Tier 1 capital to risk-weighted assets, Minimum required for capital adequacy purposes Amount	31,270	29,202
Common equity tier I capital to risk-weighted assets, Minimum required for capital adequacy purposes Amount	23,452	21,901
Tier 1 capital to average assets, Minimum required for capital adequacy purposes Amount	$ 28,437	$ 26,330
Total capital to risk-weighted assets, Minimum required for capital adequacy purposes Ratio	8.00%	8.00%
Tier 1 capital to risk-weighted assets, Minimum required for capital adequacy purposes Ratio	6.00%	6.00%
Common equity tier I capital to risk-weighted assets, Minimum required for capital adequacy purposes Ratio	4.50%	4.50%
Tier 1 capital to average assets, Minimum required for capital adequacy purposes Ratio	4.00%	4.00%
Total capital to risk-weighted assets, Minimum required to be well capitalized under prompt corrective action Amount	$ 52,116	$ 48,670
Tier 1 capital to risk-weighted assets, Minimum required to be well capitalized under prompt corrective action Amount	41,693	38,936
Common equity tier I capital to risk-weighted assets, Minimum required to be well capitalized under prompt corrective action Amount	33,876	31,635
Tier 1 capital to average assets, Minimum required to be well capitalized under prompt corrective action Amount	$ 35,546	$ 32,913
Total capital to risk-weighted assets, Minimum required to be well capitalized under prompt corrective action Ratio	10.00%	10.00%
Tier 1 capital to risk-weighted assets, Minimum required to be well capitalized under prompt corrective action Ratio	8.00%	8.00%
Common equity tier I capital to risk-weighted assets, Minimum required to be well capitalized under prompt corrective action Ratio	6.50%	6.50%
Tier 1 capital to average assets, Minimum required to be well capitalized under prompt corrective action Ratio	5.00%	5.00%
Bank [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital to risk-weighted assets, Actual Amount	$ 70,672	$ 65,420
Tier 1 capital to risk-weighted assets, Actual Amount	65,060	60,121
Common equity tier 1 capital to risk-weighted assets, Actual Amount	65,060	60,121
Tier 1 capital to average assets, Actual Amount	$ 65,060	$ 60,121
Total capital to risk-weighted assets, Actual Ratio	13.60%	13.50%
Tier 1 capital to risk-weighted assets, Actual Ratio	12.50%	12.40%
Common equity tier 1 capital to risk-weighted assets, Actual Ratio	12.50%	12.40%
Tier 1 capital to average assets, Actual Ratio	9.20%	9.10%
Total capital to risk-weighted assets, Minimum required for capital adequacy purposes Amount	$ 41,684	$ 38,925
Tier 1 capital to risk-weighted assets, Minimum required for capital adequacy purposes Amount	31,263	29,194
Common equity tier I capital to risk-weighted assets, Minimum required for capital adequacy purposes Amount	23,447	21,895
Tier 1 capital to average assets, Minimum required for capital adequacy purposes Amount	$ 28,432	$ 26,325
Total capital to risk-weighted assets, Minimum required for capital adequacy purposes Ratio	8.00%	8.00%
Tier 1 capital to risk-weighted assets, Minimum required for capital adequacy purposes Ratio	6.00%	6.00%
Common equity tier I capital to risk-weighted assets, Minimum required for capital adequacy purposes Ratio	4.50%	4.50%
Tier 1 capital to average assets, Minimum required for capital adequacy purposes Ratio	4.00%	4.00%
Total capital to risk-weighted assets, Minimum required to be well capitalized under prompt corrective action Amount	$ 52,105	$ 48,656
Tier 1 capital to risk-weighted assets, Minimum required to be well capitalized under prompt corrective action Amount	41,684	38,925
Common equity tier I capital to risk-weighted assets, Minimum required to be well capitalized under prompt corrective action Amount	33,868	31,626
Tier 1 capital to average assets, Minimum required to be well capitalized under prompt corrective action Amount	$ 35,541	$ 32,906
Total capital to risk-weighted assets, Minimum required to be well capitalized under prompt corrective action Ratio	10.00%	10.00%
Tier 1 capital to risk-weighted assets, Minimum required to be well capitalized under prompt corrective action Ratio	8.00%	8.00%
Common equity tier I capital to risk-weighted assets, Minimum required to be well capitalized under prompt corrective action Ratio	6.50%	6.50%
Tier 1 capital to average assets, Minimum required to be well capitalized under prompt corrective action Ratio	5.00%	5.00%